Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors (Details 3) (USD $) In Thousands, unless otherwise specified	0 Months Ended										12 Months Ended
	Dec. 22, 2014	Dec. 15, 2014	Nov. 04, 2014	Oct. 15, 2014	Jul. 15, 2014	Apr. 15, 2014	Jan. 15, 2014	Oct. 15, 2013	Jul. 15, 2013	Apr. 15, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations											$ 472,948	$ 506,593	$ 443,652
Cash Flows from Operating Activities-Discontinued Operations												953	(10,916)
Cash Flows from Operating Activities											472,948	507,546	432,736
Cash Flows from Investing Activities:
Capital expenditures											(361,924)	(287,295)	(240,683)
Cash paid for acquisitions, net of cash acquired											(128,093)	(317,100)	(125,134)
Investment in restricted cash												(248)	1,498
Additions to customer relationship and acquisition costs											(34,447)	(30,191)	(28,872)
Investment in joint ventures													(2,330)
Proceeds from sales of property and equipment and other, net (including real estate)											44,486	2,084	1,457
Cash Flows from Investing Activities-Continuing Operations											(479,978)	(632,750)	(394,064)
Cash Flows from Investing Activities-Discontinued Operations												(4,937)	(6,136)
Cash Flows from Investing Activities											(479,978)	(637,687)	(400,200)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt											(8,824,711)	(5,526,672)	(2,844,693)
Proceeds from revolving credit and term loan facilities and other debt											9,285,187	5,661,750	2,731,185
Early retirement of senior subordinated notes											(566,352)	(685,134)	(525,834)
Net proceeds from sales of senior subordinated notes													985,000
Net proceeds from sales of senior notes											642,417	782,307
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net											(14,770)	(18,236)	480
Stock repurchases													(38,052)
Parent cash dividends	(99,617)	(53,450)	(700,000)	(91,993)	(52,033)	(51,812)	(51,683)	(51,625)	(51,597)	(51,460)	(542,298)	(206,798)	(318,845)
Proceeds from exercise of stock options and employee stock purchase plan											44,290	17,664	40,244
Excess tax benefits (deficiency) from stock-based compensation											(60)	2,389	1,045
Payment of debt financing and stock issuance costs											(3,846)	(8,706)	(2,261)
Cash Flows from Financing Activities-Continuing Operations											19,857	18,564	28,269
Cash Flows from Financing Activities-Discontinued Operations													(39)
Cash Flows from Financing Activities											19,857	18,564	28,230
Effect of exchange rates on cash and cash equivalents											(7,420)	(11,312)	2,804
Increase (Decrease) in Cash and Cash Equivalents											5,407	(122,889)	63,570
Cash and Cash Equivalents, Beginning of Year											120,526	243,415	179,845
Cash and Cash Equivalents, End of Year											125,933	120,526	243,415
Eliminations
Cash Flows from Investing Activities:
Intercompany loans to subsidiaries											(1,419,978)	(785,598)	21,766
Investment in subsidiaries											96,406	126,298	75,144
Cash Flows from Investing Activities-Continuing Operations											(1,323,572)	(659,300)	96,910
Cash Flows from Investing Activities											(1,323,572)	(659,300)	96,910
Cash Flows from Financing Activities:
Intercompany loans from parent											1,419,978	785,598	(21,766)
Equity contribution from parent											(96,406)	(126,298)	(75,144)
Cash Flows from Financing Activities-Continuing Operations											1,323,572	659,300	(96,910)
Cash Flows from Financing Activities											1,323,572	659,300	(96,910)
Parent | Reportable legal entities
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations											(192,058)	(195,786)	(195,478)
Cash Flows from Operating Activities											(192,058)	(195,786)	(195,478)
Cash Flows from Investing Activities:
Intercompany loans to subsidiaries											1,307,133	387,299	88,376
Investment in subsidiaries											(48,203)	(63,149)	(37,572)
Investment in restricted cash												(248)	1,498
Investment in joint ventures													(2,330)
Cash Flows from Investing Activities-Continuing Operations											1,258,930	323,902	49,972
Cash Flows from Investing Activities											1,258,930	323,902	49,972
Cash Flows from Financing Activities:
Early retirement of senior subordinated notes											(566,352)	(514,239)	(525,834)
Net proceeds from sales of senior subordinated notes													985,000
Net proceeds from sales of senior notes												591,000
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net												(14,852)
Stock repurchases													(38,052)
Parent cash dividends											(542,298)	(206,798)	(318,845)
Proceeds from exercise of stock options and employee stock purchase plan											44,290	17,664	40,244
Excess tax benefits (deficiency) from stock-based compensation											(60)	2,389	1,045
Payment of debt financing and stock issuance costs											(1,296)	(2,037)	(1,480)
Cash Flows from Financing Activities-Continuing Operations											(1,065,716)	(126,873)	142,078
Cash Flows from Financing Activities											(1,065,716)	(126,873)	142,078
Increase (Decrease) in Cash and Cash Equivalents											1,156	1,243	(3,428)
Cash and Cash Equivalents, Beginning of Year											1,243		3,428
Cash and Cash Equivalents, End of Year											2,399	1,243
Guarantors | Reportable legal entities
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations											452,577	528,011	496,542
Cash Flows from Operating Activities-Discontinued Operations												(129)	(8,814)
Cash Flows from Operating Activities											452,577	527,882	487,728
Cash Flows from Investing Activities:
Capital expenditures											(217,924)	(180,047)	(134,852)
Cash paid for acquisitions, net of cash acquired											(3,371)	(212,042)	(28,126)
Intercompany loans to subsidiaries											112,845	398,299	(110,142)
Investment in subsidiaries											(48,203)	(63,149)	(37,572)
Additions to customer relationship and acquisition costs											(26,788)	(18,083)	(23,543)
Proceeds from sales of property and equipment and other, net (including real estate)											2,641	54	(1,739)
Cash Flows from Investing Activities-Continuing Operations											(180,800)	(74,968)	(335,974)
Cash Flows from Investing Activities-Discontinued Operations												(4,937)	(1,982)
Cash Flows from Investing Activities											(180,800)	(79,905)	(337,956)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt											(7,949,523)	(5,077,356)	(2,774,070)
Proceeds from revolving credit and term loan facilities and other debt											8,327,608	4,948,691	2,680,107
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net											5,716
Intercompany loans from parent											(708,935)	(379,910)	(89,878)
Equity contribution from parent											48,203	63,149	37,572
Payment of debt financing and stock issuance costs											(499)	(5,657)	(781)
Cash Flows from Financing Activities-Continuing Operations											(277,430)	(451,083)	(147,050)
Cash Flows from Financing Activities											(277,430)	(451,083)	(147,050)
Increase (Decrease) in Cash and Cash Equivalents											(5,653)	(3,106)	2,722
Cash and Cash Equivalents, Beginning of Year											10,366	13,472	10,750
Cash and Cash Equivalents, End of Year											4,713	10,366	13,472
Canada Company | Reportable legal entities
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations											55,538	28,580	37,299
Cash Flows from Operating Activities											55,538	28,580	37,299
Cash Flows from Investing Activities:
Capital expenditures											(6,877)	(6,534)	(8,454)
Cash paid for acquisitions, net of cash acquired											(29,016)
Additions to customer relationship and acquisition costs											(2,140)	(498)	(2,132)
Proceeds from sales of property and equipment and other, net (including real estate)											1,871	(3,175)	5
Cash Flows from Investing Activities-Continuing Operations											(36,162)	(10,207)	(10,581)
Cash Flows from Investing Activities											(36,162)	(10,207)	(10,581)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt											(667,505)	(341,336)	(58)
Proceeds from revolving credit and term loan facilities and other debt											645,848	438,188
Early retirement of senior subordinated notes												(170,895)
Net proceeds from sales of senior notes												191,307
Intercompany loans from parent											5,866	(232,436)	4,861
Payment of debt financing and stock issuance costs											(12)	(750)
Cash Flows from Financing Activities-Continuing Operations											(15,803)	(115,922)	4,803
Cash Flows from Financing Activities											(15,803)	(115,922)	4,803
Effect of exchange rates on cash and cash equivalents											312	(4,703)	1,880
Increase (Decrease) in Cash and Cash Equivalents											3,885	(102,252)	33,401
Cash and Cash Equivalents, Beginning of Year											1,094	103,346	69,945
Cash and Cash Equivalents, End of Year											4,979	1,094	103,346
Non-Guarantors | Reportable legal entities
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations											156,891	145,788	105,289
Cash Flows from Operating Activities-Discontinued Operations												1,082	(2,102)
Cash Flows from Operating Activities											156,891	146,870	103,187
Cash Flows from Investing Activities:
Capital expenditures											(137,123)	(100,714)	(97,377)
Cash paid for acquisitions, net of cash acquired											(95,706)	(105,058)	(97,008)
Additions to customer relationship and acquisition costs											(5,519)	(11,610)	(3,197)
Proceeds from sales of property and equipment and other, net (including real estate)											39,974	5,205	3,191
Cash Flows from Investing Activities-Continuing Operations											(198,374)	(212,177)	(194,391)
Cash Flows from Investing Activities-Discontinued Operations													(4,154)
Cash Flows from Investing Activities											(198,374)	(212,177)	(198,545)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt											(207,683)	(107,980)	(70,565)
Proceeds from revolving credit and term loan facilities and other debt											311,731	274,871	51,078
Net proceeds from sales of senior notes											642,417
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net											(20,486)	(3,384)	480
Intercompany loans from parent											(716,909)	(173,252)	106,783
Equity contribution from parent											48,203	63,149	37,572
Payment of debt financing and stock issuance costs											(2,039)	(262)
Cash Flows from Financing Activities-Continuing Operations											55,234	53,142	125,348
Cash Flows from Financing Activities-Discontinued Operations													(39)
Cash Flows from Financing Activities											55,234	53,142	125,309
Effect of exchange rates on cash and cash equivalents											(7,732)	(6,609)	924
Increase (Decrease) in Cash and Cash Equivalents											6,019	(18,774)	30,875
Cash and Cash Equivalents, Beginning of Year											107,823	126,597	95,722
Cash and Cash Equivalents, End of Year											$ 113,842	$ 107,823	$ 126,597